Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Average percentage on Bank Certificates of Deposit	61.70%	94.10%